CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts | $	$ 85		$ 60
Ordinary shares, par value per share | ₪ / shares		₪ 1		₪ 1
Ordinary shares, shares authorized	120,000,000		120,000,000
Ordinary shares, shares issued	93,207,243		85,184,782
Ordinary shares, shares outstanding	93,207,243		85,184,782